PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya U.S. High Dividend
Low Volatility Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98 .2%
Communication Services : 5 .4%
3,394
Activision Blizzard, Inc.
$ 312,214
0 .4
64,086
AT&T, Inc.
947,832
1 .0
30,907  Comcast Corp. - Class
A
1,445,211
1 .6
5,488
Electronic Arts, Inc.
658,450
0 .7
7,690  Iridium
Communications, Inc.
376,426
0 .4
34,591  Verizon
Communications, Inc.
1,209,993
1 .3
4,950,126
5 .4
Consumer Discretionary : 6 .7%
3,797
BorgWarner, Inc.
154,728
0 .2
839
DR Horton, Inc.
99,858
0 .1
13,868
eBay, Inc.
621,009
0 .7
25,478
Ford Motor Co.
309,048
0 .3
9,137
General Motors Co.
306,181
0 .3
15,118
Gentex Corp.
493,754
0 .6
3,476
Genuine Parts Co.
534,366
0 .6
6,077
H&R Block, Inc.
242,959
0 .3
9,665
LKQ Corp.
507,702
0 .6
3,636
McDonald's Corp.
1,022,261
1 .1
3,851
NIKE, Inc. - Class B
391,685
0 .4
788
(1)
Phinia, Inc.
21,906
0.0
738
Ralph Lauren Corp.
86,073
0 .1
1,679
Texas Roadhouse, Inc.
174,784
0 .2
5,888
TJX Cos., Inc.
544,522
0 .6
22,601
Wendy's Co.
447,274
0 .5
1,171
Wynn Resorts Ltd.
118,716
0 .1
6,076,826
6 .7
Consumer Staples : 8 .8%
19,096
Altria Group, Inc.
844,425
0 .9
5,056  Church & Dwight Co.,
Inc.
489,269
0 .5
12,927
Coca-Cola Co.
773,422
0 .8
15,907
Conagra Brands, Inc.
475,301
0 .5
18,454
Flowers Foods, Inc.
434,776
0 .5
8,833
General Mills, Inc.
597,641
0 .7
4,233
Kenvue, Inc.
97,571
0 .1
5,064
Keurig Dr Pepper, Inc.
170,404
0 .2
3,619
Kimberly-Clark Corp.
466,236
0 .5
12,833  Mondelez International,
Inc. - Class A
914,479
1 .0
4,003
PepsiCo, Inc.
712,214
0 .8
12,346  Philip Morris
International, Inc.
1,185,957
1 .3
5,673
Procter & Gamble Co.
875,571
1 .0
8,037,266
8 .8
Energy : 7 .7%
16,555
Baker Hughes Co.
599,125
0 .6
3,707
Cheniere Energy, Inc.
604,982
0 .7
4,736
ConocoPhillips
563,726
0 .6
2,173  Diamondback Energy,
Inc.
329,818
0 .4
6,478
DT Midstream, Inc.
338,735
0 .4
5,540
EOG Resources, Inc.
712,555
0 .8
8,898
Exxon Mobil Corp.
989,369
1 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
3,914  Marathon Petroleum
Corp.
$ 558,802
0 .6
6,391
Phillips 66
729,597
0 .8
1,364  Pioneer Natural
Resources Co.
324,536
0 .3
6,183
Targa Resources Corp.
533,284
0 .6
5,486
Valero Energy Corp.
712,631
0 .8
6,997,160
7 .7
Financials : 18 .8%
3,793
Aflac, Inc.
282,844
0 .3
8,611  AGNC Investment
Corp.
85,335
0 .1
2,617
Allstate Corp.
282,139
0 .3
1,046  American Financial
Group, Inc.
121,252
0 .1
12,926  American International
Group, Inc.
756,429
0 .8
1,396  Ameriprise Financial,
Inc.
471,262
0 .5
2,381
Aon PLC - Class A
793,802
0 .9
971
Assurant, Inc.
135,289
0 .1
7,736  Axis Capital Holdings
Ltd.
424,397
0 .5
7,881
Brown & Brown, Inc.
583,982
0 .6
12,839
Citigroup, Inc.
530,122
0 .6
4,343
CME Group, Inc.
880,239
1 .0
9,049  CNO Financial Group,
Inc.
211,747
0 .2
7,737  Commerce
Bancshares, Inc.
379,809
0 .4
2,289  Erie Indemnity Co.
- Class A
638,013
0 .7
1,446
Everest Re Group Ltd.
521,543
0 .6
9,803
First Hawaiian, Inc.
185,375
0 .2
1,059  Goldman Sachs
Group, Inc.
347,045
0 .4
8,199  Hancock Whitney
Corp.
338,209
0 .4
2,579  Hanover Insurance
Group, Inc.
275,231
0 .3
8,726  Hartford Financial
Services Group, Inc.
626,701
0 .7
5,817  International
Bancshares Corp.
260,485
0 .3
797  JPMorgan Chase &
Co.
116,625
0 .1
10,107
Loews Corp.
627,544
0 .7
334  MarketAxess Holdings,
Inc.
80,471
0 .1
3,450  Marsh & McLennan
Cos., Inc.
672,715
0 .7
10,952
MetLife, Inc.
693,700
0 .8
18,783  MGIC Investment
Corp.
330,205
0 .4
3,621
Morgan Stanley
308,328
0 .3
3,183
Nasdaq, Inc.
167,044
0 .2
23,330  Old Republic
International Corp.
638,075
0 .7

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,016  Prosperity Bancshares,
Inc.
$ 284,959
0 .3
1,386  Reinsurance Group of
America, Inc.
192,127
0 .2
54,289
Rithm Capital Corp.
559,720
0 .6
3,972
Travelers Cos., Inc.
640,406
0 .7
13,078
Unum Group
643,307
0 .7
14,546
US Bancorp
531,365
0 .6
12,073  Virtu Financial, Inc.
- Class A
226,248
0 .2
15,661
Wells Fargo & Co.
646,643
0 .7
2,506  Willis Towers Watson
PLC
518,141
0 .6
2,524  Wintrust Financial
Corp.
195,888
0 .2
17,204,761
18 .8
Health Care : 16 .3%
1,746
Abbott Laboratories
179,663
0 .2
3,565
AbbVie, Inc.
523,912
0 .6
740  Agilent Technologies,
Inc.
89,592
0 .1
1,861  AmerisourceBergen
Corp.
327,499
0 .4
2,929
Amgen, Inc.
750,820
0 .8
17,664  Bristol-Myers Squibb
Co.
1,088,986
1 .2
5,794
Cardinal Health, Inc.
505,990
0 .6
2,971
Cigna Group
820,768
0 .9
12,658
CVS Health Corp.
824,922
0 .9
1,697
Elevance Health, Inc.
750,091
0 .8
1,063
Eli Lilly & Co.
589,115
0 .6
12,100
Gilead Sciences, Inc.
925,408
1 .0
1,247
Humana, Inc.
575,653
0 .6
14,393
Johnson & Johnson
2,327,060
2 .6
1,552
McKesson Corp.
639,921
0 .7
4,941
Medtronic PLC
402,691
0 .4
13,801
Merck & Co., Inc.
1,504,033
1 .7
38,283
Pfizer, Inc.
1,354,452
1 .5
1,400  UnitedHealth Group,
Inc.
667,212
0 .7
14,847,788
16 .3
Industrials : 13 .1%
1,085
Acuity Brands, Inc.
174,989
0 .2
6,258
AECOM
549,139
0 .6
4,115
AMETEK, Inc.
656,384
0 .7
2,503  Automatic Data
Processing, Inc.
637,289
0 .7
1,100
Cintas Corp.
554,587
0 .6
23,739
CSX Corp.
716,918
0 .8
3,243
Donaldson Co., Inc.
207,130
0 .2
7,887
Emerson Electric Co.
774,898
0 .9
7,433
Fortive Corp.
586,092
0 .6
1,459
General Electric Co.
166,997
0 .2
13,794
Genpact Ltd.
514,930
0 .6
5,591
Ingersoll Rand, Inc.
389,189
0 .4
9,673  Johnson Controls
International PLC
571,287
0 .6
6,225
Leidos Holdings, Inc.
607,000
0 .7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
334
Lockheed Martin Corp.
$ 149,749
0 .2
5,215  MSC Industrial Direct
Co., Inc. - Class A
532,243
0 .6
1,460
Otis Worldwide Corp.
124,903
0 .1
960
Parker-Hannifin Corp.
400,224
0 .4
1,367  Robert Half
International, Inc.
101,103
0 .1
958  Rockwell Automation,
Inc.
298,973
0 .3
13,386
Rollins, Inc.
529,684
0 .6
7,872  Schneider National,
Inc. - Class B
227,580
0 .3
4,687  Science Applications
International Corp.
551,472
0 .6
2,406  Sensata Technologies
Holding PLC
90,514
0 .1
466
Snap-on, Inc.
125,168
0 .1
730  United Parcel Service,
Inc. - Class B
123,662
0 .1
2,157
Verisk Analytics, Inc.
522,469
0 .6
4,706  Westinghouse Air
Brake Technologies
Corp.
529,519
0 .6
746
WW Grainger, Inc.
532,748
0 .6
11,946,840
13 .1
Information Technology : 7 .0%
5,783
Amdocs Ltd.
515,844
0 .5
28,468
Cisco Systems, Inc.
1,632,640
1 .8
11,855
Corning, Inc.
389,081
0 .4
6,191  Dolby Laboratories,
Inc. - Class A
522,954
0 .6
23,463  Hewlett Packard
Enterprise Co.
398,637
0 .4
2,246
Jabil, Inc.
256,987
0 .3
18,275
Juniper Networks, Inc.
532,168
0 .6
7,353
NetApp, Inc.
563,975
0 .6
4,332
Paychex, Inc.
529,500
0 .6
2,942
Qualcomm, Inc.
336,947
0 .4
547
Texas Instruments, Inc.
91,929
0 .1
1,122  Universal Display
Corp.
182,392
0 .2
1,757
Visa, Inc. - Class A
431,660
0 .5
6,384,714
7 .0
Materials : 3 .5%
1,036  Air Products and
Chemicals, Inc.
306,128
0 .3
19,305
Amcor PLC
188,031
0 .2
4,536
AptarGroup, Inc.
601,292
0 .7
13,693
Dow, Inc.
747,090
0 .8
4,672
FMC Corp.
402,867
0 .4
1,123
PPG Industries, Inc.
159,196
0 .2
1,687  Reliance Steel &
Aluminum Co.
480,727
0 .5
10,265
Westrock Co.
335,768
0 .4
3,221,099
3 .5
Real Estate : 5 .1%
3,802
Agree Realty Corp.
235,040
0 .3

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
983  Alexandria Real Estate
Equities, Inc.
$ 114,362
0 .1
4,119
CubeSmart
171,803
0 .2
1,250  EastGroup Properties,
Inc.
224,537
0 .2
1,714  First Industrial Realty
Trust, Inc.
89,025
0 .1
11,203  Gaming and Leisure
Properties, Inc.
531,022
0 .6
9,050  Highwoods Properties,
Inc.
215,662
0 .2
9,071
Iron Mountain, Inc.
576,371
0 .6
9,061
Kilroy Realty Corp.
334,804
0 .4
12,730  National Retail
Properties, Inc.
501,435
0 .5
4,516
Prologis, Inc.
560,887
0 .6
19,944
VICI Properties, Inc.
615,073
0 .7
8,074
WP Carey, Inc.
525,214
0 .6
4,695,235
5 .1
Utilities : 5 .8%
1,672
Ameren Corp.
132,539
0 .2
7,773  American Electric
Power Co., Inc.
609,403
0 .7
3,579
Atmos Energy Corp.
414,985
0 .5
4,554  Consolidated Edison,
Inc.
405,124
0 .4
5,369
DTE Energy Co.
555,047
0 .6
8,347
Duke Energy Corp.
741,214
0 .8
9,447
Edison International
650,426
0 .7
5,667
National Fuel Gas Co.
304,545
0 .3
4,806
NiSource, Inc.
128,608
0 .1
3,710
ONE Gas, Inc.
268,864
0 .3
9,539
Sempra Energy
669,829
0 .7
7,817
Xcel Energy, Inc.
446,585
0 .5
5,327,169
5 .8
Total Common Stock
(Cost $86,986,982)
89,688,984
98 .2
EXCHANGE-TRADED FUNDS : 1 .4%
7,835  iShares Russell 1000
Value ETF
1,245,608
1 .4
Total Exchange-Traded
Funds
(Cost $1,226,104)
1,245,608
1 .4
Total Long-Term
Investments
(Cost $88,213,086)
90,934,592
99 .6
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.0%
Mutual Funds : 0.0%
19,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.252%
(Cost $19,000) $ 19,000 0.0
Total Short-Term
Investments
(Cost $19,000)
$ 19,000
0.0
Total Investments in
Securities
(Cost $88,232,086) $ 90,953,592 99 .6
Assets in Excess of
Other Liabilities 322,581 0.4
Net Assets $ 91,276,173 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of August 31, 2023.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)

Voya U.S. High Dividend
Low Volatility Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Common Stock* $ 89,688,984 $ — $ — $ 89,688,984
Exchange-Traded Funds 1,245,608 — — 1,245,608
Short-Term Investments 19,000 — — 19,000
Total Investments, at fair value $ 90,953,592 $ — $ — $ 90,953,592
* For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,187,734
Gross Unrealized Depreciation (4,466,228)
Net Unrealized Appreciation $ 2,721,506